RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

13 - RISKS AND UNCERTAINTIES

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash. The Company places its cash with high quality credit institutions. At times, balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. All accounts at an insured depository institution are insured by the FDIC up to the standard maximum deposit insurance of $250,000 per institution.